Schedule of goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 71,045	$ 71,045
Foreign exchange translation	(3,855)
Total Goodwill	$ 67,190	$ 71,045